FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques on Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	$ 50,996	$ 47,413
Recurring fair value measurement | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	4,088	4,189
Financial liabilities	176	332
Recurring fair value measurement | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	1,578	993	$ 828
Financial liabilities	25	25	$ 284
Recurring fair value measurement | Level 3 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	1,578	993
Financial liabilities	25	25
Recurring fair value measurement | Derivative assets/liabilities | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	176	332
Recurring fair value measurement | Derivative assets/liabilities | Level 3 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Corporate and government bonds | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	3,192	3,033
Recurring fair value measurement | Corporate and government bonds | Level 3 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	0	249
Recurring fair value measurement | Derivative assets/liabilities | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	230	522
Recurring fair value measurement | Derivative assets/liabilities | Level 3 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Other financial assets | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	666	634
Recurring fair value measurement | Other financial assets | Level 3 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	963	744
Recurring fair value measurement | Other financial assets - secured debentures | Level 3 | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	78	74
Recurring fair value measurement | Common shares and other financial assets - equity instruments designated as measured at FVOCI | Level 3 | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	989	204
Recurring fair value measurement | Other financial assets - debt instruments measured at FVTPL | Level 3 | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	$ 511	$ 466